Employees - Summary of Status of Performance Share Plans, Related Changes and Share Award Value Information (Details)	12 Months Ended
	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares
Disclosure of Share Based Compensation Plans [Line Items]
Fair value per share award during the year	€ 41.56	€ 47.64	€ 43.91
Performance share plans
Disclosure of Share Based Compensation Plans [Line Items]
Outstanding at 1 January	14,318,564	11,371,436	11,137,801
Awarded	10,032,321	7,667,929	4,395,633
Vested	(3,101,598)	(3,425,232)	(3,240,738)
Forfeited	(3,325,397)	(1,295,569)	(921,260)
Outstanding at 31 December	17,923,890	14,318,564	11,371,436